Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Mar. 15, 2023	Jul. 17, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our Named Executive Officers for the years ended on December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021.

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(1)(2)	Summary Compensation Table Total for PEO 2(3)	Compensation Actually Paid to PEO 2(3)(2)	Summary Compensation Table Total for PEO 3(4)	Compensation Actually Paid to PEO 3(4)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(5)(2)	Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	Net Income(7)	Adjusted EBITDA(8)
2024	—	—	—	—	$8,108,466	$2,340,259(9)	$1,810,537	$(144,659)(9)	$16.30	$30.73	$24,127,000	$99,084,000
2023	$4,477,834	$301,159	$2,217,300	$1,180,717	$5,560,030	$3,239,960	$2,512,152	$1,086,518	$45.80	$47.53	$39,974,000	$173,391,000
2022	$4,712,152	$8,885,983	—	—	—	—	$1,074,313	$1,160,674	$72.71	$64.56	$127,611,000	$92,989,000
2021	$3,684,742	$2,916,141	—	—	—	—	$1,847,832	$1,795,895	$71.62	$67.78	$(327,000)	$62,857,000

(1)
The name of the Principal Executive Officer of the Company (“PEO”) that is included as PEO 1 in these columns is Jason Whitaker. Mr. Whitaker served as Chief Executive Officer from January 2020 – March 15, 2023.

(2)
In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)	The name of the PEO that is included as PEO 2 in these columns is Jeffery Tolnar. Mr. Tolnar served as interim Chief Executive Officer from March 15, 2023 – July 17, 2023.
(4)	The name of the PEO that is included as PEO 3 in these columns is Brandon Moss. Mr. Moss began serving as our Chief Executive Officer effective July 17, 2023.
(5)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for the 2024 Fiscal Year, Dominic Bardos, Jeffery Tolnar, Inez Lund, and Mehgan Peetz; (ii) for the 2023 Fiscal Year, Dominic Bardos and Mehgan Peetz; (iii) for the 2022 Fiscal Year, Dr. Philip Garton, Kevin Hubbard, Dominic Bardos, Mehgan Peetz and Jeffery Tolnar; and (iv) for the 2021 Fiscal Year, Mehgan Peetz and Jeffery Tolnar.

(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2024 Annual Report to shareholders pursuant to Item 201(e) of Regulation S-K: MAC Global Solar Energy Index (SUNIDX).
(7)	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable period.
(8)
We have selected Adjusted EBITDA as our “Company Selected Measure.” We define Adjusted EBITDA as net income plus/(minus) (i) interest expense, (ii) interest income (iii) income tax expense, (iv) depreciation expense, (v) amortization of intangibles, (vi) payable pursuant to the TRA adjustment, (vii) gain on termination of the TRA, (viii) equity-based compensation, (ix) acquisition-related expenses, (x) wire insulation shrinkback expenses, and (xi) wire insulation shrinkback litigation expenses. See Appendix A for reconciliation of net income to Adjusted EBITDA.

(9)
For the 2024 Fiscal Year, the “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2024 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO 3	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$8,108,466	$1,810,537
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(6,600,000)	(1,313,272)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	2,743,322	360,878
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,372,225)	(477,484)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	0	0
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	(539,304)	(160,855)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	0	(364,463)

	PEO 3	Average Non-PEO NEOs
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year)	0	0
Total Adjustments	$(5,768,207)	(1,955,196)

Compensation Actually Paid for the 2024 Fiscal Year	$2,340,259	$(144,659)

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The name of the Principal Executive Officer of the Company (“PEO”) that is included as PEO 1 in these columns is Jason Whitaker. Mr. Whitaker served as Chief Executive Officer from January 2020 – March 15, 2023.

(3)	The name of the PEO that is included as PEO 2 in these columns is Jeffery Tolnar. Mr. Tolnar served as interim Chief Executive Officer from March 15, 2023 – July 17, 2023.
(4)	The name of the PEO that is included as PEO 3 in these columns is Brandon Moss. Mr. Moss began serving as our Chief Executive Officer effective July 17, 2023.
(5)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for the 2024 Fiscal Year, Dominic Bardos, Jeffery Tolnar, Inez Lund, and Mehgan Peetz; (ii) for the 2023 Fiscal Year, Dominic Bardos and Mehgan Peetz; (iii) for the 2022 Fiscal Year, Dr. Philip Garton, Kevin Hubbard, Dominic Bardos, Mehgan Peetz and Jeffery Tolnar; and (iv) for the 2021 Fiscal Year, Mehgan Peetz and Jeffery Tolnar.

Peer Group Issuers, Footnote
(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2024 Annual Report to shareholders pursuant to Item 201(e) of Regulation S-K: MAC Global Solar Energy Index (SUNIDX).

Adjustment To PEO Compensation, Footnote
(9)
For the 2024 Fiscal Year, the “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2024 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO 3	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$8,108,466	$1,810,537
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(6,600,000)	(1,313,272)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	2,743,322	360,878
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,372,225)	(477,484)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	0	0
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	(539,304)	(160,855)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	0	(364,463)

	PEO 3	Average Non-PEO NEOs
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year)	0	0
Total Adjustments	$(5,768,207)	(1,955,196)

Compensation Actually Paid for the 2024 Fiscal Year	$2,340,259	$(144,659)

Non-PEO NEO Average Total Compensation Amount				$ 1,810,537	$ 2,512,152	$ 1,074,313	$ 1,847,832
Non-PEO NEO Average Compensation Actually Paid Amount				$ (144,659)	1,086,518	1,160,674	1,795,895
Adjustment to Non-PEO NEO Compensation Footnote
(9)
For the 2024 Fiscal Year, the “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2024 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO 3	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$8,108,466	$1,810,537
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(6,600,000)	(1,313,272)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	2,743,322	360,878
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,372,225)	(477,484)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	0	0
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	(539,304)	(160,855)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	0	(364,463)

	PEO 3	Average Non-PEO NEOs
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that Year)	0	0
Total Adjustments	$(5,768,207)	(1,955,196)

Compensation Actually Paid for the 2024 Fiscal Year	$2,340,259	$(144,659)

Compensation Actually Paid vs. Total Shareholder Return				Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income				Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure				Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group				Company TSR and Peer Group TSR
Tabular List, Table
Pay versus Performance Tabular List
The following are our most important performance measures used by us to link “compensation actually paid” to our Named Executive Officers to company performance for the 2024 Fiscal Year. The performance measures included are not ranked by relative importance.
Most Important Performance Measures
 Adjusted EBITDA
 Adjusted Free Cash Flow
 Cumulative Adjusted Diluted Earnings Per Share

Total Shareholder Return Amount				$ 16.3	45.8	72.71	71.62
Peer Group Total Shareholder Return Amount				30.73	47.53	64.56	67.78
Net Income (Loss)				$ 24,127,000	$ 39,974,000	$ 127,611,000	$ (327,000)
Company Selected Measure Amount				99,084,000	173,391,000	92,989,000	62,857,000
PEO Name	Jason Whitaker	Jeffery Tolnar	Brandon Moss	Brandon Moss		Jason Whitaker	Jason Whitaker
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description
(8)
We have selected Adjusted EBITDA as our “Company Selected Measure.” We define Adjusted EBITDA as net income plus/(minus) (i) interest expense, (ii) interest income (iii) income tax expense, (iv) depreciation expense, (v) amortization of intangibles, (vi) payable pursuant to the TRA adjustment, (vii) gain on termination of the TRA, (viii) equity-based compensation, (ix) acquisition-related expenses, (x) wire insulation shrinkback expenses, and (xi) wire insulation shrinkback litigation expenses. See Appendix A for reconciliation of net income to Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name				Cumulative Adjusted Diluted Earnings Per Share
Jason Whitaker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	$ 4,477,834	$ 4,712,152	$ 3,684,742
PEO Actually Paid Compensation Amount				0	301,159	8,885,983	2,916,141
Jeffery Tolnar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	2,217,300	0	0
PEO Actually Paid Compensation Amount				0	1,180,717	0	0
Brandon Moss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				8,108,466	5,560,030	0	0
PEO Actually Paid Compensation Amount				2,340,259	$ 3,239,960	$ 0	$ 0
PEO | Brandon Moss [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,768,207)
PEO | Brandon Moss [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,600,000)
PEO | Brandon Moss [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,743,322
PEO | Brandon Moss [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,372,225)
PEO | Brandon Moss [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brandon Moss [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(539,304)
PEO | Brandon Moss [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brandon Moss [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,955,196)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,313,272)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				360,878
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(477,484)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(160,855)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(364,463)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0